Revenue and expenses (Schedule of other operating expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue And Expenses [Line Items]
Other expenses	$ 32,586	$ 35,119
Regional costs [Member]
Revenue And Expenses [Line Items]
Other expenses	4,813	3,652
(Gain) loss on disposal of PP&E and non-current assets [Member]
Revenue And Expenses [Line Items]
Other expenses	(3,312)	7,038
Amortization of community costs (other assets) [Member]
Revenue And Expenses [Line Items]
Other expenses	2,720	1,768
Restructuring - Manitoba [Member]
Revenue And Expenses [Line Items]
Other expenses	10,609	6,947
Care & maintenance - Manitoba [Member]
Revenue And Expenses [Line Items]
Other expenses	9,040	0
Evaluation costs [Member]
Revenue And Expenses [Line Items]
Other expenses	7,964	13,293
Insurance recovery [Member]
Revenue And Expenses [Line Items]
Other expenses	(5,698)	0
Change in other provisions (non-capital) [Member]
Revenue And Expenses [Line Items]
Other expenses	5,798	0
Other [Member]
Revenue And Expenses [Line Items]
Other expenses	$ 652	$ 2,421